AMERICA'S UTILITY FUND
                              901 East Byrd Street
                               Richmond, VA 23219


                                                   May 5, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:    America's Utility Fund, Inc. (File Nos. 33-45437, 811-6549)

Ladies and Gentlemen:

        On behalf of America's Utility Fund, Inc. (the "Fund"), the undersigned hereby certifies, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those included in Post-Effective Amendment No. 10 to the Fund's Registration Statement, as filed electronically with the Securities and Exchange Commission on May 3, 1999.

                          AMERICA'S UTILITY FUND, INC.

                                    By:     /s/ Terry L. Perkins
                                        -------------------------------------
                                            Terry L. Perkins
                                            Treasurer
                                            America's Utility Fund, Inc.